Inventories - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials and supplies in inventory, percentage	37.00%				38.00%				37.00%	38.00%
Finished and semi-finished products in inventory, percentage	63.00%				62.00%				63.00%	62.00%
Lower of cost or market adjustments	$ 2,200				$ 5,700				$ 2,200	$ 5,700
Change in accounting estimate, increase in value of inventory	$ 2,479,958				$ 2,245,469				$ 2,479,958	$ 2,245,469
Change in accounting estimate, increase in diluted EPS	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.11
Change in accounting estimate, reduction of costs of goods sold									$ (14,182,215)	$ (15,325,386)	$ (19,255,904)
Change in accounting estimate, amount included in earnings attributable in noncontrolling interests									104,145	$ 112,306	$ 99,227
Change in Accounting Estimate [Member]
Inventory [Line Items]
Change in accounting estimate, increase in value of inventory	$ 77,600								$ 77,600
Change in accounting estimate, increase in diluted EPS	$ 0.16
Change in accounting estimate, reduction of costs of goods sold	$ 83,000
Change in accounting estimate, amount included in earnings attributable in noncontrolling interests	$ 5,400